SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF ESTIMATED USEFUL LIVES
Buildings	39 years
Machinery and Equipment	7 – 10 years
Vehicles	10 years
Furniture and Fixtures	3 – 10 years

Promissory Note [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF DERIVATIVE AND WARRANT AND PROMISSORY NOTE AT FAIR VALUE

Promissory Note

	2023	2022
Promissory Notes fair value at beginning of year	$-	$-
Fair value of Promissory Notes upon Restructuring Agreement	20,847,867	-
Change in fair value	2,842,133	-
Promissory Note fair value at end of year	$23,690,000	$-

Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF DERIVATIVE AND WARRANT AND PROMISSORY NOTE AT FAIR VALUE

Warrant liability

	2023	2022
Warrant liability balance at beginning of year	$3,923,000	$-
Additions to warrant liability	-	5,910,000
Reclass to equity upon cancellation or exercise	-	-
Change in fair value	(3,568,000)	(1,987,000)
Balance at end of year	$355,000	$3,923,000

Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF DERIVATIVE AND WARRANT AND PROMISSORY NOTE AT FAIR VALUE

The following is a summary of activity of Level 3 liabilities during the years ended March 31, 2023 and 2022:

Derivatives

	2023	2022
Derivative liability balance at beginning of year	$13,101,000	$-
Removal of conversion feature upon restructuring of convertible note	(12,290,000)	-
Additions to derivatives	-	12,985,000
Change in fair value	(811,000)	116,000
Balance at end of year	$-	$13,101,000